UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22110

AdvisorShares Trust
(Exact name of registrant as specified in charter)

3 Bethesda Metro Center, Suite 700, Bethesda, Maryland   20814
(Address of principal executive offices)                 (Zip code)

Noah Hamman
AdvisorShares Investments, LLC
3 Bethesda Metro Center, Suite 700
Bethesda, Maryland  20814

(Name and address of agent for service)

Registrant’s telephone number, including area code: 202-684-6383

Date of fiscal year end: June 30

Date of reporting period: June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and Rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Dent Tactical ETF

Rydex S&P Equal Weight ETF
Cusip	78355W106	Meeting Type		Special Meeting
Ticker Symbol	RSP	Meeting Date	23-Apr-10
		Agenda		Management
Item	Proposal	Type	Vote	For/Against Management
1.	Approval of a new investment advisory agreement between the Trust and PADCO Advisors II, Inc.	Management	For	For
2.	Approval of a change to the fundamental investment policy on borrowing money.	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         AdvisorShares Trust

By:	/s/ Noah Hamman
Name:	Noah Hamman
Title:	Chief Executive Officer, Principal Financial Officer, & President
Date:	August 27, 2010